11. Share Capital: Schedule of Outstanding and Exercisable Stock Options (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Outstanding and Exercisable Stock Options

Expiry Date	Exercise price $	Number of options #	Exercisable options #
September 24, 2020	US$0.24	100,000	37,500
April 26, 2024	US$0.26	20,327,039	20,327,039
June 22, 2023	0.33	7,488,727	6,426,227
December 12, 2023	US$0.12	720,000	180,000
	0.33	28,635,766	26,970,766